Note 2 - Significant and Critical Accounting Policies and Practices: Revenue Recognition (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Revenue Recognition

Revenue Recognition

The Company applies paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition.  The Company recognizes revenue when it is realized or realizable and earned.  The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the product has been shipped or the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.  In addition to the aforementioned general policy, the following is the specific revenue recognition policy for revenue:

Revenues from the sale of programming for television and other media are recognized when

•	Persuasive evidence of an arrangement exists;

•	The show/episode is complete, and in accordance with the terms of the arrangement, has been delivered or is available for immediate and unconditional delivery;

•	The price to the customer is fixed and determinable; and

•	Collectability is reasonably assured.